Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net Income	$ 14,458,911	$ 185,179	$ 65,215
Adjustments to reconcile net income to net cash provided by operating activities:
- Deferred income taxes (note 14)	265,096	(11,227)	(5,685)
- Share-based compensation (note 19)	7,735	10,203	3,003
- Inventory provision (note 6)	70,133	5,816	651
- Provision (recovery) for doubtful accounts	2,967	2,640	(306)
Loss on disposal of property, plant and equipment (note 7)	977	163	294
- Depreciation of property, plant and equipment (note 7)	84,446	3,693	4,579
- Amortization of prepaid land lease payments (note 8)	2,203	238	238
- Amortization of intangible assets (note 9)	183	106	0
- Government grants recognized in income	(725)	(297)	(688)
Changes in:
- Accounts receivable	(710,355)	(128,016)	(40,191)
- Inventories	(334,062)	(77,738)	(3,651)
- Income tax payable	1,216,717	31,804	4,904
- Prepaid expenses and deposits	(143,324)	(13,151)	2,645
- Deferred revenue	(288,779)	339,329	2,521
- Accounts payable and accrued liabilities	720,858	131,777	6,793
- Other non-current liabilities	(440)	(1,210)	(1,248)
Net cash provided by operating activities	15,352,541	479,309	39,074
Financing activities
- Proceeds from bank loans	13,511	33,227	2,109
- Repayments of bank loans	(33,436)	(6,041)	(3,305)
- Proceeds from issuance of common stock, net of share issuance costs	1,033	1,999	0
- Dividend paid	(1,875,892)	0	0
- Proceeds from subsidiary's financing	0	541,043	0
- Government grants received (note 16)	4,317	16,521	1,476
- Loan from a non-controlling shareholder (note 12(a))	7,119	10,162	1,457
- Repayments of loan from a non-controlling shareholder (note 12(a))	(13,332)	(4,345)	0
Net cash provided by (used in) financing activities	(1,896,680)	592,566	1,737
Investing activities
- Purchase of short-term investments	(8,826,611)	(201,688)	(50,665)
- Proceeds from redemption of short-term investments	6,567,491	124,562	18,818
- Proceeds from disposal of equipment	172	20	21
- Prepaid land lease payments	(30,986)	0	0
- Acquisition of property, plant and equipment	(719,823)	(127,486)	(10,628)
- Acquisition of intangible assets	(154)	(164)	0
- Purchase of equity investments	(13,663)	0	0
Net cash used in investing activities	(3,023,574)	(204,756)	(42,454)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	137,269	27,207	(649)
Increase (decrease) in cash and cash equivalents and restricted cash	10,569,556	894,326	(2,292)
Cash and cash equivalents and restricted cash, beginning of year	1,050,204	155,878	158,170
Cash and cash equivalents and restricted cash, end of year	11,619,760	1,050,204	155,878
Supplemental disclosure of cash flow information:
Cash paid for interest	2,799	1,041	717
Cash paid for income taxes	$ 1,487,979	$ 11,172	$ 7,307